Investment in Securities (Information about Available-for-Sale and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time that Individual Securities Have Been in Continuous Unrealized Loss Position) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2026	Mar. 31, 2025
Japanese and foreign government bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	¥ 69,055	¥ 132,283
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(11,720)	(9,785)
Available-for-sale debt Securities, 12 months or more Fair value	897,208	913,742
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(666,371)	(419,686)
Available-for-sale debt Securities, Total Fair value	966,263	1,046,025
Available-for-sale debt Securities, Total Gross unrealized losses	(678,091)	(429,471)
Japanese and foreign government bond securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	69,055	132,283
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(11,720)	(9,785)
Available-for-sale debt Securities, 12 months or more Fair value	897,208	913,742
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(666,371)	(419,686)
Available-for-sale debt Securities, Total Fair value	966,263	1,046,025
Available-for-sale debt Securities, Total Gross unrealized losses	(678,091)	(429,471)
Japanese prefectural and foreign municipal bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	76,347	95,936
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(3,270)	(3,409)
Available-for-sale debt Securities, 12 months or more Fair value	138,277	224,679
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(39,327)	(31,734)
Available-for-sale debt Securities, Total Fair value	214,624	320,615
Available-for-sale debt Securities, Total Gross unrealized losses	(42,597)	(35,143)
Japanese prefectural and foreign municipal bond securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	75,944	94,691
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(2,735)	(3,325)
Available-for-sale debt Securities, 12 months or more Fair value	133,042	220,950
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(39,064)	(31,573)
Available-for-sale debt Securities, Total Fair value	208,986	315,641
Available-for-sale debt Securities, Total Gross unrealized losses	(41,799)	(34,898)
Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	128,382	152,094
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(4,467)	(5,196)
Available-for-sale debt Securities, 12 months or more Fair value	536,002	427,837
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(173,551)	(113,802)
Available-for-sale debt Securities, Total Fair value	664,384	579,931
Available-for-sale debt Securities, Total Gross unrealized losses	(178,018)	(118,998)
Corporate debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	122,570	149,367
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(4,347)	(5,128)
Available-for-sale debt Securities, 12 months or more Fair value	536,002	427,837
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(173,551)	(113,802)
Available-for-sale debt Securities, Total Fair value	658,572	577,204
Available-for-sale debt Securities, Total Gross unrealized losses	(177,898)	(118,930)
CMBS and RMBS in the Americas
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	38,338	16,940
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(300)	(103)
Available-for-sale debt Securities, 12 months or more Fair value	10,930	15,817
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(2,184)	(777)
Available-for-sale debt Securities, Total Fair value	49,268	32,757
Available-for-sale debt Securities, Total Gross unrealized losses	(2,484)	(880)
CMBS and RMBS in the Americas | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	38,338	16,940
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(300)	(103)
Available-for-sale debt Securities, 12 months or more Fair value	10,930	15,817
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(257)	(777)
Available-for-sale debt Securities, Total Fair value	49,268	32,757
Available-for-sale debt Securities, Total Gross unrealized losses	(557)	(880)
Other asset-backed securities and debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	44,823	56,671
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(1,499)	(411)
Available-for-sale debt Securities, 12 months or more Fair value	35,603	35,183
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(11,287)	(6,966)
Available-for-sale debt Securities, Total Fair value	80,426	91,854
Available-for-sale debt Securities, Total Gross unrealized losses	(12,786)	(7,377)
Other asset-backed securities and debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	44,796	56,671
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(1,319)	(340)
Available-for-sale debt Securities, 12 months or more Fair value	34,484	34,868
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(10,583)	(6,553)
Available-for-sale debt Securities, Total Fair value	79,280	91,539
Available-for-sale debt Securities, Total Gross unrealized losses	(11,902)	(6,893)
Available-for-sale debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	356,945	453,924
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(21,256)	(18,904)
Available-for-sale debt Securities, 12 months or more Fair value	1,618,020	1,617,258
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(892,720)	(572,965)
Available-for-sale debt Securities, Total Fair value	1,974,965	2,071,182
Available-for-sale debt Securities, Total Gross unrealized losses	(913,976)	(591,869)
Available-for-sale debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	350,703	449,952
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(20,421)	(18,681)
Available-for-sale debt Securities, 12 months or more Fair value	1,611,666	1,613,214
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(889,826)	(572,391)
Available-for-sale debt Securities, Total Fair value	1,962,369	2,063,166
Available-for-sale debt Securities, Total Gross unrealized losses	¥ (910,247)	¥ (591,072)